Retirement Plans and Employee Rights Upon Termination (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 76
2014	0
2015	38
2016	0
2017	139
Thereafter (through 2022)	$ 1,185